Unaudited Condensed Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Livestreaming - consumable virtual items revenue		¥ 349,629	$ 48,216	¥ 497,330	¥ 640,740	$ 88,362	¥ 940,768
Livestreaming - time based virtual items revenue		6,379	880	6,917	11,890	1,640	14,382
Technical services and others		7,143	985	2,281	14,812	2,042	14,823
Total revenues		363,151	50,081	506,528	667,442	92,044	969,973
Cost of revenues		(312,718)	(43,126)	(413,376)	(576,913)	(79,560)	(762,345)
Gross profit		50,433	6,955	93,152	90,529	12,484	207,628
Operating expenses
Sales and marketing expenses		(257)	(35)	(452)	(466)	(64)	(1,036)
General and administrative expenses		(19,148)	(2,641)	(15,406)	(36,457)	(5,028)	(34,514)
Provision for doubtful accounts		(1,369)	(189)	(3,353)	(2,230)	(308)	(3,094)
Research and development expenses		(18,135)	(2,501)	(18,313)	(34,945)	(4,819)	(35,128)
Total operating expenses		(38,909)	(5,366)	(37,524)	(74,098)	(10,219)	(73,772)
Income from operations		11,524	1,589	55,628	16,431	2,265	133,856
Change in fair value of contingent consideration		2,540	350	6,050	(1,978)	(273)	10,790
Change in fair value of warrants liability		2,085	288	3,883	153	21	8,382
Change in fair value of investment		63,570	8,767	406	65,148	8,984	867
Investment income (loss)		(3,870)	(534)	346	(4,088)	(564)	597
Interest income		745	103	755	1,182	163	1,251
Interest expense		(54)	(7)	(13)	(87)	(12)	(13)
Other income, net		354	49	26	525	72	86
Foreign exchange gain (loss), net		1,454	201	(513)	1,421	196	(453)
Income before income taxes		78,348	10,806	66,568	78,707	10,852	155,363
Income tax benefits (expenses)		6,526	900	807	632	87	(4,762)
Net income		84,874	11,706	67,375	79,339	10,939	150,601
Less: net income (loss) attributable to noncontrolling interest		138	19	(299)	(2,247)	(310)	(299)
Net income attributable to the Company’s shareholders		84,736	11,687	67,674	81,586	11,249	150,900
Other comprehensive income:
Other comprehensive income (loss) - foreign currency translation adjustment		(511)	(70)	602	(498)	(69)	566
Comprehensive income		84,363	11,636	67,977	78,841	10,870	151,167
Less: comprehensive income (loss) attributable to non-controlling interests		138	19	(299)	(2,247)	(310)	(299)
Comprehensive income attributable to the Company’s shareholders		¥ 84,225	$ 11,617	¥ 68,276	¥ 81,088	$ 11,180	¥ 151,466
Weighted average number of shares*
Basic (in Shares)		40,447,415	40,447,415	38,602,936	40,447,415	40,447,415	37,122,362
Diluted (in Shares)		40,771,279	40,771,279	38,602,936	40,660,023	40,660,023	37,122,362
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.09	$ 0.29	¥ 1.75	¥ 2.02	$ 0.28	¥ 4.06
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.08	$ 0.29	¥ 1.75	¥ 2.01	$ 0.28	¥ 4.06
Net income attributable to the Company’s shareholders		¥ 84,736	$ 11,687	¥ 67,674	¥ 81,586	$ 11,249	¥ 150,900
Less:
Change in fair value of contingent consideration		2,540	350	6,050	(1,978)	(273)	10,790
Change in fair value of warrants liability		2,085	288	3,883	153	21	8,382
Share based compensation		(6,720)	(927)	(3,711)	(8,613)	(1,188)	(7,437)
Adjusted net income attributable to the Company’s shareholders	[1]	¥ 86,831	$ 11,976	¥ 61,452	¥ 92,024	$ 12,689	¥ 139,165
Adjusted net income attributable to the Company’s shareholders per ordinary share*
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 2.15	$ 0.3	¥ 1.59	¥ 2.28	$ 0.31	¥ 3.75
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 2.13	$ 0.29	¥ 1.59	¥ 2.26	$ 0.31	¥ 3.75

[1]	Adjusted net income attributable to the Company’s shareholders” is defined as net income attributable to the Company’s shareholders excluding change in fair value of contingent consideration, change in fair value of warrant liability and share based compensation. For more information, refer to “Use of Non-GAAP Financial Measures” and “Reconciliations of Non-GAAP Results” above.